Materials and services expenses (Tables)	12 Months Ended
Dec. 31, 2021
Material income and expense [abstract]
Summary of Materials and Services Expenses

	2021	2020
Independent contractors	2,911,393	1,535,394
Vehicle operation expenses	904,060	516,441
	3,815,453	2,051,835